Simplify Hedged Equity ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 101.1%
Equity Funds – 101.1%
iShares Core S&P 500 ETF(a)(b)
(Cost $269,394,096) ..................................................... 459,021 $ 307,222,755
Number of
Contracts Notional Amount
Purchased Options – 0.5%
Puts – Exchange-Traded – 0.5%
S&P 500 Index, October Strike Price $5,985, Expires 10/17/25(c) ......... 152 $ 90,972,000 59,280
S&P 500 Index, November Strike Price $6,140, Expires 11/21/25(c) ........ 152 93,328,000 466,640
S&P 500 Index, December Strike Price $6,300, Expires 12/19/25(c) ....... 152 95,760,000 1,109,600
1,635,520
Total Purchased Options (Cost $3,965,818) ........................................... 1,635,520
Shares
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(d)
(Cost $172,982) ......................................................... 172,982 172,982
Total Investments – 101.7%
(Cost $273,532,896) ........................................................... $ 309,031,257
Liabilities in Excess of Other Assets – (1.7)% ......................................... (5,309,718)
Net Assets – 100.0% ............................................................ $ 303,721,539
Number of
Contracts Notional Amount
Written Options – (1.7)%
Calls – Exchange-Traded – (1.6)%
S&P 500 Index, October Strike Price $6,590, Expires 10/17/25 ........... (152) $ (100,168,000) $ (2,222,240)
S&P 500 Index, November Strike Price $6,770, Expires 11/21/25 .......... (152) (102,904,000) (1,594,480)
S&P 500 Index, December Strike Price $6,960, Expires 12/19/25 ......... (152) (105,792,000) (1,019,920)
(4,836,640)
Puts – Exchange-Traded – (0.1)%
S&P 500 Index, October Strike Price $5,040, Expires 10/17/25 ........... (152) $ (76,608,000) $ (9,500)
S&P 500 Index, November Strike Price $5,175, Expires 11/21/25 .......... (152) (78,660,000) (91,960)
S&P 500 Index, December Strike Price $5,325, Expires 12/19/25 ......... (152) (80,940,000) (244,720)
(346,180)
Total Written Options (Premiums Received $3,922,635) ................................. $ (5,182,820)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $164,661,186 have been pledged as collateral for options as of September 30, 2025.
(c) Held in connection with Written Options.
(d) Rate shown reflects the 7-day yield as of September 30, 2025.

Simplify Hedged Equity ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 101.1%
Purchased Options ............................................................................ 0.5%
Money Market Fund ........................................................................... 0.1%
Total Investments ............................................................................. 101.7%
Liabilities in Excess of Other Assets ............................................................... (1.7)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.